Convertible Loan	9 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible Loan [Text Block]

10. Convertible Loan

On January 12, 2021, the Company closed its non-brokered private placement of unsecured debentures (the "Debentures"), for aggregate gross proceeds of $15 million with U.S.  Global Investors, Inc.  ("U.S.  Global").  The Executive Chairman of the Company is a director, officer and controlling shareholder of U.S.  Global.

The Debentures mature on the date that is 60 months from the date of issuance, bearing interest at a rate of 8% per annum.  The Debentures were issued at par, with each Debenture being redeemable by the Company at any time, and convertible at the option of the holder into common shares (each, a “Share”) in the capital of the Company at a conversion price of C$15.00 per Share.  Interest is payable monthly, and principal is payable quarterly.  In addition, U.S. Global was issued 5.0 million common share purchase warrants (the “Warrants”).  Each five whole Warrant entitles U.S. Global to acquire one common at an exercise price of C$15.00 per Share for a period of three years from closing.  The Warrants expired unexercised on January 12, 2024.  The Debentures were to mature on January 12, 2026, however the Company repaid them early and as at December 31, 2025 the Debentures were fully retired.

Prior to the Company’s change in functional currency on April 1, 2024, the Company determined that the Convertible Loan contained an embedded derivative, and that the conversion feature does not qualify as equity as it does not satisfy the “fixed for fixed” requirement as the number of potential common shares to be issued is contingent on a variable carrying amount for the financial liability.  The financial liability is variable because the functional currency of the Company is Canadian dollars and the Convertible Loan is denominated in U.S. dollars, therefore the number of common shares to be issued depends on the foreign exchange rate at the date of settlement.  Consequently, the conversion feature was classified as a derivative liability.  As of April 1, 2024, the conversion feature was reclassified to equity.

The Company allocated the proceeds of $15.0 million first to the derivative component for $8.6 million, with the residual value to the liability component for $6.4 million.  The derivative component was valued on initial recognition using the Black-Scholes option pricing model with the following assumptions: a risk-free interest rate of 0.69%; an expected volatility of 105%; an expected life of 2.71 years; a forfeiture rate of zero; and an expected dividend of zero.

Liability Component

Balance, March 31, 2024	$3,554
Principal payment	(3,000)
Interest payment	(337)
Accretion and interest	1,654
Balance, March 31, 2025	1,871
Principal payment	(2,333)
Interest payment	(94)
Accretion and interest	556
Balance, December 31, 2025	-

Derivative Component

Balance, March 31, 2024	$120
Reclassification to equity	(120)
Balance, March 31, 2025, and December 31, 2025	$-

The derivative component was re-valued each reporting period until April 1, 2024, when it was reclassified to equity.  As at March 31, 2024, the derivative component was re-valued at $0.1 million using the Black-Scholes option pricing model with the following assumptions: share price of C$4.56 an expected weighted average risk-free interest rate of 4.5%; an expected weighted average volatility of 79%; and an expected weighted average life of 1.1 years.